UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
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Address:   745 Fifth Avenue, 7th Floor
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           New York, NY 10151
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Form 13F File Number:  028-10758________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
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           By: Caryn Seidman-Becker, Managing Member
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Phone:     212-303-3700
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Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY                  08/14/06
     ------------------------   ----------------------------    --------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        38
                                               -------------

Form 13F Information Table Value Total:        $935,373
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

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                                                      Form 13F INFORMATION TABLE

              COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ---------------- ----------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS     CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
---------------------------- ---------------- ----------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ABITIBI-CONSOLIDATED INC          COM            003924107    7,611 2,777,663           SOLE             2,777,663     0      0
ACTIVISION INC NEW                COM NEW        004930202   18,538 1,629,029           SOLE             1,629,029     0      0
AGILENT TECHNOLOGIES INC          COM            00846U101   42,980 1,361,865           SOLE             1,361,865     0      0
AK STL HLDG CORP                  COM            001547108    4,638   335,370           SOLE               335,370     0      0
APPLE COMPUTER INC                COM            037833100   12,454   217,465           SOLE               217,465     0      0
APPLERA CORP                      COM CE GEN GRP 038020202    9,548   737,295           SOLE               737,295     0      0
AUTOLIV INC                       COM            052800109   54,690   966,758           SOLE               966,758     0      0
BAXTER INTL INC                   COM            071813109   73,228 1,992,058           SOLE             1,992,058     0      0
BISYS GROUP INC                   COM            055472104   28,543 2,083,404           SOLE             2,083,404     0      0
BOSTON SCIENTIFIC CORP            COM            101137107   11,746   697,528           SOLE               697,528     0      0
BRUNSWICK CORP                    COM            117043109    4,088   122,940           SOLE               122,940     0      0
CABOT CORP                        COM            127055101   27,073   784,275           SOLE               784,275     0      0
COMMERCIAL METALS CO              COM            201723103    5,225   203,290           SOLE               203,290     0      0
DESARROLLADORA HOMEX S A DE       SPONSORED ADR  25030W100    7,174   218,665           SOLE               218,665     0      0
DOBSON COMMUNICATIONS CORP        CL A           256069105   12,744 1,648,641           SOLE             1,648,641     0      0
DST SYS INC DEL                   COM            233326107   74,225 1,247,483           SOLE             1,247,483     0      0
FLOWSERVE CORP                    COM            34354P105   37,441   658,006           SOLE               658,006     0      0
GARTNER INC                       COM            366651107   42,700 3,007,041           SOLE             3,007,041     0      0
HEALTHSOUTH CORP                  COM            421924101    8,624 2,239,896           SOLE             2,239,896     0      0
INSITUFORM TECHNOLOGIES INC       CL A           457667103    8,041   351,289           SOLE               351,289     0      0
INTERNET CAP GROUP INC            COM NEW        46059C205    9,819 1,091,017           SOLE             1,091,017     0      0
JARDEN CORP                       COM            471109108   17,997   591,049           SOLE               591,049     0      0
KANSAS CITY SOUTHERN              COM NEW        485170302   41,175 1,486,480           SOLE             1,486,480     0      0
LEAP WIRELESS INTL INC            COM NEW        521863308   38,407   809,427           SOLE               809,427     0      0
MITTAL STEEL CO N V               NY REG SH CL A 60684P101   29,079   953,088           SOLE               953,088     0      0
NINTENDO CO LTD                   ORDINARY INTL  6639550     37,124   221,200           SOLE               221,200     0      0
OSI PHARMACEUTICALS INC           COM            671040103   12,354   374,820           SOLE               374,820     0      0
PALL CORP                         COM            696429307   25,078   895,639           SOLE               895,639     0      0
PLANETOUT INC                     COM            727058109    5,348   763,997           SOLE               763,997     0      0
PRICELINE COM INC                 COM NEW        741503403   22,127   741,019           SOLE               741,019     0      0
RYLAND GROUP INC                  COM            783764103   15,905   365,045           SOLE               365,045     0      0
SEARS HLDGS CORP                  COM            812350106   44,738   288,074           SOLE               288,074     0      0
SHIRE PLC                         SPONSORED ADR  82481R106   38,953   880,687           SOLE               880,687     0      0
STANDARD PAC CORP NEW             COM            85375C101   16,877   656,705           SOLE               656,705     0      0
THERAVANCE INC                    COM            88338T104   12,221   534,156           SOLE               534,156     0      0
TYCO INTL LTD NEW                 COM            902124106   33,962 1,234,995           SOLE             1,234,995     0      0
UNITED STATES STL CORP NEW        COM            912909108   42,818   610,642           SOLE               610,642     0      0
VIISAGE TECHNOLOGY INC            COM            92675K205       80     5,250           SOLE                 5,250     0      0

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